General information	12 Months Ended
Dec. 31, 2021
General information [Abstract]
General information
Note 1- General information

DHT Holdings, Inc. (“DHT” or the “Company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange. The Company’s principal executive office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

The Company has 32 material wholly owned subsidiaries, of which 20 are Marshall Island companies, seven are Cayman Islands companies, three are Singapore companies, one is a Monegasque company and one is a Norwegian company. The 20 Marshall Islands subsidiaries and the seven Cayman Islands subsidiaries are vessel-owning companies (the “vessel subsidiaries”). The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel.

Our principal activity is the ownership and operation of a fleet of crude oil carriers. As of December 31, 2021 our fleet consisted of 26 very large crude carriers, or “VLCCs,” which are tankers ranging in size from 200,000 to 320,000 deadweight tons, or “dwt.” Our fleet principally operates on international routes and has a combined carrying capacity of 8,043,657 dwt.

With regards to amounts in the financial statements, these are shown in USD thousands.